UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001795320

National Finance Authority (as issuer of its Municipal Certificates, Series 2022-1)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001795320

Central Index Key Number of underwriter (if applicable): 0000315030

Mark Sherman, Managing Director – (212) 723-4205

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated June 9, 2022 of PricewaterhouseCoopers LLP attached as Exhibit 99.1 to this report.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Citigroup Global Markets Inc. on February 8, 2022 (the “Original Filing”) and is being filed to replace the original data file (“National Pool 2022-1_Annex A Data Tape_COMFORTED FINAL_1.25.2022 v3.xlsx”) with an updated data file (“National Pool 2022-1_Annex A Data Tape_COMFORTED FINAL_6.8.2022.xlsx”) and a report of independent accountants on applying agreed-upon procedures. The Original Filing on Form ABS-15G is hereby replaced in its entirety by Exhibit 1 to this Form ABS-15G/A.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 9, 2022 of PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 9, 2022	CITIGROUP GLOBAL MARKETS INC.

	By:	/s/ Mark Sherman
	Name:	Mark Sherman
	Title:	Managing Director